Income Taxes, Net Deferred Tax Asset (Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Of Deferred Tax Assets Abstract
Allowance for Loan Losses	$ 5,227	$ 6,192
Deferred Compensation and Employee Benefits	4,283	4,701
Accrued expenses	1,247	1,692
Purchased credit impaired loans	2,150	2,692
Basis difference in investments	1,084	1,182
Net operating loss and tax credit carry forwards	773	1,058
Other	1,720	1,868
Total deferred tax assets	16,484	19,385
Deferred tax assets valuation allowance	(457)	(579)
Components Of Deferred Tax Liabilities [Abstract]
Mortgage servicing rights	(6,657)	(7,360)
Leasing	(4,274)	(4,414)
Mark to market, net	(5,761)	(2,401)
Intangible Assets	(1,885)	(2,157)
Net unrealized gains on investment securities	(1,155)	(4,135)
Insurance Reserves	(2,068)	(1,707)
Other	(1,733)	(1,683)
Total deferred tax liabilities	(23,533)	(23,857)
Net deferred tax asset (liability)	$ (7,506)	$ (5,051)